Segment, Customer and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of Information Regarding Reportable Segments

	OPC Israel	CPV Group	Others	Total
	$ Thousands
2025
Revenue	674,618	197,311	-	871,929
Cost of sales (excluding depreciation and amortization)	486,917	170,918	-	657,835

Profit before taxes	82,097	74,983	19,428	176,508
Income tax expense	(24,686)	(511)	(3,047)	(28,244)
Profit for the year	57,411	74,472	16,381	148,264

Depreciation and amortization	70,363	1,892	160	72,415
Financing income	(10,968)	(12,243)	(26,135)	(49,346)
Financing expenses	36,570	49,756	459	86,785
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	349,463	-	349,463
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	(14,409)	(18,400)	-	(32,809)
Share in profit of OPC's equity-accounted investees	-	(151,599)	-	(151,599)
	81,556	218,869	(25,516)	274,909

Adjusted EBITDA	163,653	293,852	(6,088)	451,417

Segment assets	2,482,079	590,487	681,889	3,754,455
Investments in equity-accounted investees				1,625,683
				5,380,138
Segment liabilities	1,786,927	400,989	7,516	2,195,432

	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2024
Revenue	624,957	126,347	-	-	751,304
Cost of sales (excluding depreciation and amortization)	445,684	76,193	-	-	521,877

(Loss)/profit before taxes	(14,235)	103,935	-	3,624	93,324
Income tax expense	(15,067)	(21,994)	-	(3,491)	(40,552)
Profit for the year from divestment of ZIM	-	-	581,315	-	581,315
(Loss)/profit for the year	(29,302)	81,941	581,315	133	634,087

Depreciation and amortization	69,752	23,520	-	165	93,437
Financing income	(17,391)	(6,000)	-	(23,543)	(46,934)
Financing expenses	75,908	29,007	-	10,332	115,247
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	165,930	-	-	165,930
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	(54,251)	-	-	(54,251)
Share in profit of OPC's equity-accounted investees	-	(44,825)	-	-	(44,825)
	128,269	113,381	-	(13,046)	228,604

Adjusted EBITDA	114,034	217,316	-	(9,422)	321,928

Segment assets	1,584,638	265,516	-	904,462	2,754,616
Investments in equity-accounted investees	-	1,458,625	-	-	1,458,625
					4,213,241
Segment liabilities	1,349,914	198,102	-	5,684	1,553,700

	OPC Israel	CPV Group	ZIM	Others	Total
	$ Thousands
2023
Revenue	618,830	72,966	-	-	691,796
Cost of sales (excluding depreciation and amortization)	453,167	41,145	-	-	494,312

Profit before taxes	48,750	16,515	-	15,892	81,157
Income tax expense	(14,174)	(4,136)	-	(6,889)	(25,199)
Loss for the year from divestment of ZIM	-	-	(266,906)	-	(266,906)
Profit/(loss) from continuing operations	34,576	12,379	(266,906)	9,003	(210,948)

Depreciation and amortization	65,659	25,056	-	224	90,939
Financing income	(6,038)	(5,641)	-	(27,682)	(39,361)
Financing expenses	48,182	16,790	-	1,361	66,333
Other items:
Share in profit of CPV excluding share of depreciation and amortization and financing expenses, net	-	156,636	-	-	156,636
Changes in net expenses, not in the ordinary course of business and/or of a non-recurring nature	-	4,878	-	-	4,878
Share of changes in fair value of derivative financial instruments	-	(2,168)	-	-	(2,168)
Share in profit of OPC's equity-accounted investees	-	(65,566)		-	(65,566)
	107,803	129,985	-	(26,097)	211,691

Adjusted EBITDA	156,553	146,500	-	(10,205)	292,848

Segment assets	1,673,149	1,102,939	-	629,196	3,405,284
Investments in equity-accounted investees	-	703,156	-	-	703,156
					4,108,440
Segment liabilities	1,423,624	609,958	-	4,634	2,038,216

Schedule of Major Customers and Percentage of Group's Total Revenues
	2025		2024		2023
Customer	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group

Customer 1	114,195	13.10%	99,978	13.31%	99,945	14.45%
Customer 2	90,100	10.33%	99,470	13.24%	79,000	11.42%
Customer 3	-*	-*	-*	-*	71,013	10.27%

* Represents an amount less than 10% of the revenues.

Schedule of Information Based on Geographic Areas
	For the year ended December 31,
	2025	2024	2023
	$ Thousands
Israel	674,618	624,957	618,830
United States	197,311	126,347	72,966
Total revenue	871,929	751,304	691,796

Schedule of Detailed Information About Groups Non Current Assets On Basis Of Geographic Location Explanatory
	As at December 31,
	2025	2024
	$ Thousands
Israel	1,450,050	1,224,031
United States	5,832	3,983
Others	20	12
Total non-current assets	1,455,902	1,228,026

* Composed of property, plant and equipment and intangible assets.